Equity Accounted Investees - Singulex (Details) € in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	May 17, 2016 USD ($)	May 17, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	May 16, 2016 USD ($)
Movement in the investments in equity-accounted investees
Balance				€ 201,345	€ 76,728	€ 54,296
Acquisitions				80,685	136,072	33,039
Share of profit / (losses)				(19,887)	6,933	(8,280)
Share of other comprehensive income / translation differences				(27,134)	10,671	2,673
Balance			€ 219,009	€ 219,009	€ 201,345	€ 76,728
Singulex, Inc.
Equity Accounted Investees
Ownership interest (as a percent)	20.00%	20.00%	19.33%	19.33%	20.00%
Pre-money valuation | $							$ 200
Movement in the investments in equity-accounted investees
Balance				€ 43,329
Acquisitions	$ 50	€ 44,107			€ 44,107
Share of profit / (losses)				(9,335)	(3,890)
Share of other comprehensive income / translation differences				(4,672)	3,112
Balance			€ 29,322	€ 29,322	€ 43,329